                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08084
                                  ---------------------------------------------

                            Growth & Income Portfolio
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

      522 Fifth Avenue, New York,                              NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

            BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:  December 31, 2003
                        --------------------------
Date of reporting period: January 1, 2003 through December 31, 2003
                         ----------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

JPMORGAN FUNDS


ANNUAL REPORT DECEMBER 31 2003


[GRAPHIC]


U.S. EQUITY FUNDS

GROWTH AND INCOME FUND


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]


JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our EXPERIENCE, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Fleming Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial advisor to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                               1

JPMorgan Growth and Income Fund
Fund Commentary                                  3

Financial Statements                             6

Notes to Financial Statements                   10

Financial Highlights                            18

Growth and Income Portfolio of Investments      29

Financial Statements                            32

Notes to Financial Statements                   35

Supplementary Data                              39

HIGHLIGHTS

-  Military action and revival in corporate profits drive market recovery

-  Economic growth surprisingly strong

-  Technology stocks and small caps outperform

-  Positive backdrop for equities

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN GROWTH AND INCOME FUND

PRESIDENT'S LETTER FEBRUARY 17, 2004


          "BETTER-THAN-EXPECTED CORPORATE PROFITS, LOW INTEREST RATES, AND POSITIVE ECONOMIC DATA -- ALL HELPED TO SUSTAIN THE RALLY."

[PHOTO OF GEORGE C.W. GATCH]


DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan U.S. Equity Funds. Inside, you will find information detailing the performance of the Funds for the year ended December 31, 2003, along with reports from the Portfolio Managers.

PROFIT INCREASES END THREE-YEAR BEAR MARKET

While the market declined throughout most of the first quarter of 2003 due to geo-political and economic uncertainty, by mid-March it began a rally that would continue until the end of the year. The rally began as coalition forces prepared to take military action in Iraq and acquired momentum in the following months. Utterances by the U.S. Federal Reserve confirming its determination to avoid deflation and to nurture growth (leading ultimately to a 1/4-point rate cut in late June) fuelled the rally. In addition, Congress approved the Bush Administration's $350 billion package of tax cuts in an attempt to boost consumer demand. By the fourth-quarter, there was a clear trend of recovering economic growth, with third-quarter GDP growth reported at a surprisingly buoyant 7.2%. Better-than-expected corporate profits, low interest rates, and positive economic data -- including evidence of manufacturing growth and business spending all helped to sustain the rally.

DIVERGENT PERFORMANCES

The market's rise was far from uniform, however. While the broad-based S&P 500 Index rose 28.7% during the year, the greatest gains were among the technology and small cap stocks that surged on a wave of market liquidity. The technology-laden NASDAQ climbed 50.8% and the Russell 2000 Index of small stocks 47.3%. What the indices do not show is that the biggest increases of all were among low quality, non-earning stocks that investors had chosen not to own in the bear market. For fund managers, 2003 was a year when great gains were made for investors, although it was sometimes difficult to outperform benchmark indices. Fund managers prefer to invest in higher quality stocks, with sustainable earnings growth, which tend to outperform over time.

OUTLOOK

As we enter 2004, investors who stayed invested through the trough of the bear market have good reason to feel vindicated. The question now is whether equities will continue their upward path. Our view is that they will, although we do not anticipate gains of the same magnitude as 2003. From an economic perspective, there is a hint of a "Goldilocks" economy (not too hot, not too cold, but just right), with a healthy combination of strong earnings growth and low inflation. Furthermore, election years have historically seen substantial increases in equity prices, with small company stocks outperforming.

In this case, 2003's enormous fiscal and monetary stimuli have primed the economy.

IMPORTANT MERGER NEWS

As you may know, JPMorgan Chase and Bank One have agreed to combine forces by mid-2004, subject to approval by the Firms' shareholders and certain regulatory agencies. The merger is compelling both strategically and financially. It will create a new institution with a more balanced business mix between wholesale and retail, leading to greater earnings consistency. The new JPMorgan Chase will have top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. We will have an extraordinarily talented team that shares common values and a strong client orientation.

All of us at JPMorgan Fleming Asset Management would like to thank you for your investment. Should you have any questions, please contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds





                                   UNAUDITED

JPMORGAN GROWTH AND INCOME FUND

AS OF DECEMBER 31, 2003        (Unaudited)

                                   FUND FACTS
                                   Fund Inception                      9/23/1987
                                   Fiscal Year End                   DECEMBER 31
                                   Net Assets as of 12/31/2003
                                   (In Millions)                          $693.5
                                   Primary Benchmark               S&P 500/BARRA
                                                                     VALUE INDEX

Q. HOW DID THE FUND PERFORM?

A: JPMorgan Growth and Income Fund, which seeks to provide capital growth over the long term and earn income from dividends, gained 26.27% (Class A shares, without sales charge) during the year ended December 31, 2003. This compares with a 31.8% return from the Fund's benchmark, the S&P/BARRA Value Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Against a backdrop of a quick end to formal war activity in Iraq, better-than-expected earnings results by many companies, substantial tax cuts and evidence of a strong recovery, 2003 turned out to be a strong year for equities. Despite the Fund's solid gains for the period, performance relative to the market was somewhat muted by lack of exposure to the highly cyclical and/or highly leveraged segments of the market that have been the driving force behind the rally.

   The primary drag on the Fund's relative performance was an underweight position in the resurging Information Technology sector, which in turn was propelled by the strength of semiconductor stocks. Additionally, the Fund's Telecommunications holdings negatively impacted performance. Within the Telecommunications sector, investors rotated out of the regulated wireline players, where the portfolio is overweight, and into the wireless names, where the portfolio is under weight.

   There were a number of bright spots in the Fund's performance during the year, particularly in the consumer discretionary sector where your portfolio manager was able to add value. In particular, an overweight position in media names such as, Liberty Media, EchoStar Communications, and Hughes Electronics, aided the fund's performance.

Q: HOW WAS THE FUND MANAGED?

A: The portfolio manager's focus remains on stock selection, believing that quality companies -- regardless of their economic sector -- trading at attractive valuations will outperform in the long-term. The portfolio manager sought to maintain significant sector diversification in the portfolio and to avoid any large bets contingent on macroeconomic or sector trends.

   During the period we did increase the Fund's weighting in the Consumer Discretionary sector, where we added names such as Washington Post and Home Depot.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                              34.6%
Consumer Goods & Services                        24.1%
Energy                                           11.6%
Industrial Products & Services                    8.4%
Telecommunications                                6.8%
Technology                                        6.6%
Utilities                                         3.4%
Pharmaceuticals                                   1.7%
REITs                                             1.5%
Health Services & Systems                         1.0%
Short-Term Investments                            0.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2003

1. Citigroup, Inc.                                 4.7%
2. Exxon Mobil Corp.                               3.9%
3. Verizon Communications, Inc.                    2.3%
4. Altria Group, Inc.                              2.2%
5. American International Group, Inc.              2.1%
6. ChevronTexaco Corp.                             2.1%
7. SBC Communications, Inc.                        2.0%
8. Golden West Financial Corp.                     2.0%
9. ConocoPhillips                                  2.0%
10.Freddie Mac                                     1.9%

Top 10 equity holdings comprised 25.2% of the Portfolio's market value of investments ($282,556 in thousands). As of December 31, 2003, the Fund held 92 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
CLASS A SHARES

     Without Sales Charge                 26.27%    (3.52%)    (0.50%)     7.80%
        With Sales Charge*                19.02%    (5.41%)    (1.67%)     7.17%

CLASS B SHARES

             Without CDSC                 25.66%    (4.01%)    (1.00%)     7.36%
                With CDSC**               20.66%    (4.96%)    (1.29%)     7.36%

CLASS C SHARES

             Without CDSC                 25.64%    (4.00%)    (1.00%)     7.08%
                With CDSC**               24.64%    (4.00%)    (1.00%)     7.08%

SELECT SHARES                             26.78%    (2.64%)     0.20%      8.31%

  * Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% for the ten year period.
*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

TEN-YEAR FUND PERFORMANCE (12/31/93 TO 12/31/03)

         JPMORGAN GROWTH & INCOME FUND (CLASS A)    S&P 500/BARRA VALUE INDEX   LIPPER LARGE-CAP VALUE FUNDS INDEX
Dec-93   $                                 9,425    $                  10,000   $                           10,000
Jan-94   $                                 9,714    $                  10,466   $                           10,326
Feb-94   $                                 9,539    $                  10,087   $                           10,078
Mar-94   $                                 9,173    $                   9,673   $                            9,660
Apr-94   $                                 9,155    $                   9,877   $                            9,780
May-94   $                                 9,223    $                  10,041   $                            9,921
Jun-94   $                                 9,046    $                   9,762   $                            9,681
Jul-94   $                                 9,216    $                  10,092   $                            9,964
Aug-94   $                                 9,520    $                  10,378   $                           10,368
Sep-94   $                                 9,323    $                  10,013   $                           10,097
Oct-94   $                                 9,416    $                  10,231   $                           10,263
Nov-94   $                                 9,080    $                   9,817   $                            9,906
Dec-94   $                                 9,103    $                   9,937   $                           10,017
Jan-95   $                                 9,184    $                  10,207   $                           10,198
Feb-95   $                                 9,551    $                  10,603   $                           10,577
Mar-95   $                                 9,817    $                  10,895   $                           10,825
Apr-95   $                                 9,971    $                  11,254   $                           11,140
May-95   $                                10,308    $                  11,755   $                           11,553
Jun-95   $                                10,571    $                  11,844   $                           11,804
Jul-95   $                                11,042    $                  12,253   $                           12,177
Aug-95   $                                11,108    $                  12,357   $                           12,251
Sep-95   $                                11,307    $                  12,787   $                           12,691
Oct-95   $                                11,091    $                  12,587   $                           12,589
Nov-95   $                                11,522    $                  13,247   $                           13,134
Dec-95   $                                11,612    $                  13,614   $                           13,347
Jan-96   $                                12,024    $                  14,021   $                           13,758
Feb-96   $                                12,135    $                  14,153   $                           13,912
Mar-96   $                                12,362    $                  14,484   $                           14,063
Apr-96   $                                12,536    $                  14,632   $                           14,254
May-96   $                                12,700    $                  14,852   $                           14,517
Jun-96   $                                12,657    $                  14,781   $                           14,526
Jul-96   $                                12,084    $                  14,157   $                           13,957
Aug-96   $                                12,506    $                  14,548   $                           14,320
Sep-96   $                                13,075    $                  15,171   $                           15,021
Oct-96   $                                13,264    $                  15,685   $                           15,338
Nov-96   $                                14,120    $                  16,885   $                           16,436
Dec-96   $                                13,861    $                  16,608   $                           16,159
Jan-97   $                                14,622    $                  17,374   $                           16,975
Feb-97   $                                14,615    $                  17,501   $                           17,111
Mar-97   $                                14,041    $                  16,902   $                           16,457
Apr-97   $                                14,604    $                  17,536   $                           17,189
May-97   $                                15,451    $                  18,635   $                           18,179
Jun-97   $                                16,044    $                  19,347   $                           18,937
Jul-97   $                                17,315    $                  20,895   $                           20,365
Aug-97   $                                16,688    $                  19,951   $                           19,494
Sep-97   $                                17,571    $                  21,120   $                           20,492
Oct-97   $                                17,089    $                  20,342   $                           19,873
Nov-97   $                                17,626    $                  21,118   $                           20,525
Dec-97   $                                17,954    $                  21,586   $                           20,759
Jan-98   $                                17,864    $                  21,321   $                           20,788
Feb-98   $                                19,129    $                  22,920   $                           22,156
Mar-98   $                                20,011    $                  24,082   $                           23,139
Apr-98   $                                20,149    $                  24,366   $                           23,375
May-98   $                                19,633    $                  24,023   $                           22,978
Jun-98   $                                20,006    $                  24,205   $                           23,408
Jul-98   $                                19,386    $                  23,680   $                           23,003
Aug-98   $                                16,422    $                  19,872   $                           19,863
Sep-98   $                                17,565    $                  21,080   $                           20,818
Oct-98   $                                18,643    $                  22,731   $                           22,486
Nov-98   $                                19,173    $                  23,915   $                           23,632
Dec-98   $                                20,486    $                  24,755   $                           24,545
Jan-99   $                                20,672    $                  25,255   $                           24,952
Feb-99   $                                19,808    $                  24,712   $                           24,381
Mar-99   $                                20,478    $                  25,460   $                           25,122
Apr-99   $                                21,655    $                  27,655   $                           26,602
May-99   $                                21,454    $                  27,166   $                           26,147
Jun-99   $                                22,166    $                  28,209   $                           27,300
Jul-99   $                                21,348    $                  27,340   $                           26,524
Aug-99   $                                20,752    $                  26,648   $                           26,042
Sep-99   $                                20,026    $                  25,606   $                           25,078
Oct-99   $                                21,033    $                  27,053   $                           26,287
Nov-99   $                                21,168    $                  26,893   $                           26,379
Dec-99   $                                22,144    $                  27,905   $                           27,191
Jan-00   $                                21,615    $                  27,017   $                           26,041
Feb-00   $                                20,860    $                  25,329   $                           24,945
Mar-00   $                                22,884    $                  27,971   $                           27,230
Apr-00   $                                22,591    $                  27,783   $                           26,928
May-00   $                                22,103    $                  27,869   $                           26,946
Jun-00   $                                21,800    $                  26,768   $                           26,650
Jul-00   $                                22,195    $                  27,304   $                           26,530
Aug-00   $                                23,526    $                  29,133   $                           28,066
Sep-00   $                                22,809    $                  29,127   $                           27,623
Oct-00   $                                22,898    $                  29,672   $                           27,844
Nov-00   $                                21,615    $                  28,153   $                           26,649
Dec-00   $                                22,247    $                  29,603   $                           27,723
Jan-01   $                                22,227    $                  30,852   $                           27,953
Feb-01   $                                21,000    $                  28,806   $                           26,606
Mar-01   $                                19,990    $                  27,669   $                           25,571
Apr-01   $                                21,465    $                  29,544   $                           27,021
May-01   $                                21,697    $                  29,855   $                           27,456
Jun-01   $                                20,853    $                  28,887   $                           26,709
Jul-01   $                                20,700    $                  28,388   $                           26,527
Aug-01   $                                19,390    $                  26,747   $                           25,286
Sep-01   $                                17,870    $                  24,206   $                           23,314
Oct-01   $                                17,977    $                  24,206   $                           23,465
Nov-01   $                                18,984    $                  25,743   $                           24,969
Dec-01   $                                19,252    $                  26,134   $                           25,346
Jan-02   $                                19,051    $                  25,418   $                           24,877
Feb-02   $                                18,998    $                  25,192   $                           24,741
Mar-02   $                                19,824    $                  26,482   $                           25,832
Apr-02   $                                18,821    $                  25,155   $                           24,731
May-02   $                                19,002    $                  25,256   $                           24,763
Jun-02   $                                17,738    $                  23,662   $                           23,037
Jul-02   $                                16,137    $                  21,104   $                           21,047
Aug-02   $                                16,272    $                  21,250   $                           21,188
Sep-02   $                                14,529    $                  18,821   $                           18,739
Oct-02   $                                15,837    $                  20,385   $                           20,114
Nov-02   $                                16,610    $                  21,818   $                           21,375
Dec-02   $                                15,823    $                  20,683   $                           20,358
Jan-03   $                                15,408    $                  20,117   $                           19,873
Feb-03   $                                14,946    $                  19,570   $                           19,376
Mar-03   $                                14,914    $                  19,544   $                           19,365
Apr-03   $                                16,249    $                  21,477   $                           20,999
May-03   $                                17,353    $                  23,058   $                           22,293
Jun-03   $                                17,557    $                  23,226   $                           22,547
Jul-03   $                                17,749    $                  23,742   $                           22,860
Aug-03   $                                18,015    $                  24,255   $                           23,247
Sep-03   $                                17,716    $                  23,816   $                           22,986
Oct-03   $                                18,665    $                  25,445   $                           24,255
Nov-03   $                                18,938    $                  25,674   $                           24,553
Dec-03   $                                19,983    $                  27,260   $                           26,059

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 9/23/87.

Returns for the Class B Shares prior to 11/4/93 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

Returns for the Select Shares prior to 1/25/96 (offering date of the Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

Returns for the Class C Shares prior to 1/2/98 (offering date of the Class C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth and Income Fund, S&P 500/BARRA Value Index, and Lipper Large-Cap Value Funds Index from December 31, 1993 to December 31, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500/BARRA Value Index contains large U.S. companies with low price-to-book ratios relative to the S&P 500 Index. The Lipper Large-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES            AS OF DECEMBER 31, 2003

(Amounts in thousands, except per share amounts)

ASSETS:

Investment in Growth and Income
Portfolio, at value                                       $    695,310
----------------------------------------------------------------------
Receivables:
----------------------------------------------------------------------
    Fund shares sold                                                24
----------------------------------------------------------------------
    Expense reimbursements                                           1
======================================================================
Total Assets                                                   695,335
======================================================================

LIABILITIES:

Payables:
    Distributions                                                    1
----------------------------------------------------------------------
    Fund shares redeemed                                           866
----------------------------------------------------------------------
Accrued liabilities:
----------------------------------------------------------------------
    Shareholder servicing fees                                     120
----------------------------------------------------------------------
    Distribution fees                                              184
----------------------------------------------------------------------
    Trustees' fees - deferred
----------------------------------------------------------------------
    compensation plan                                              156
    Other                                                          512
======================================================================
Total Liabilities                                                1,839
======================================================================
NET ASSETS:                                                    693,496
======================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

NET ASSETS:

Paid in capital                                           $    666,801
----------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net investment income                           (191)
----------------------------------------------------------------------
Accumulated net realized gain (loss)
on investment in Portfolio                                     (89,726)
----------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investment
in Portfolio                                                   116,612
======================================================================
Total Net Assets                                          $    693,496
======================================================================

Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized):
----------------------------------------------------------------------
    Class A                                                     20,896
----------------------------------------------------------------------
    Class B                                                      2,667
----------------------------------------------------------------------
    Class C                                                        217
----------------------------------------------------------------------
    Select                                                          41
----------------------------------------------------------------------
Net Asset Value:
----------------------------------------------------------------------
    Class A (and redemption price)                        $      29.18
----------------------------------------------------------------------
    Class B *                                             $      28.67
----------------------------------------------------------------------
    Class C *                                             $      27.74
----------------------------------------------------------------------
    Select (and redemption price)                         $      30.02
----------------------------------------------------------------------
Class A Maximum Public Offering
Price Per Share (net asset value per
share/94.25%)                                             $      30.96
======================================================================

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                     FOR THE YEAR ENDED DECEMBER 31, 2003
(Amounts in thousands)

INVESTMENT INCOME:

Allocated investment income
from Portfolio                                            $     14,865
----------------------------------------------------------------------
Allocated expenses from Portfolio                               (3,246)
======================================================================
Total investment income                                         11,619
======================================================================

EXPENSES:

Administration fees                                                699
----------------------------------------------------------------------
Shareholder servicing fees                                       1,747
----------------------------------------------------------------------
Distribution fees                                                2,140
----------------------------------------------------------------------
Printing and postage                                               100
----------------------------------------------------------------------
Professional fees                                                   45
----------------------------------------------------------------------
Registration expenses                                               70
----------------------------------------------------------------------
Transfer agent fees                                              2,363
----------------------------------------------------------------------
Trustees' fees                                                       5
----------------------------------------------------------------------
Accounting fees                                                     64
----------------------------------------------------------------------
Other                                                               69
======================================================================
Total expenses                                                   7,302
======================================================================
Less amounts waived                                              1,049
----------------------------------------------------------------------
Less expense reimbursements                                         17
======================================================================
    Net expenses                                                 6,236
======================================================================
Net investment income (loss)                                     5,383
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) allocated
from Portfolio                                            $    (52,619)
----------------------------------------------------------------------
Change in net unrealized
appreciation (depreciation)
allocated from Portfolio                                       209,514
----------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments                                                 156,895
======================================================================
Net increase (decrease) in net assets
from operations                                           $    162,278
======================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS      FOR THE PERIODS INDICATED

(Amounts in thousands)

                                                                 YEAR ENDED      YEAR ENDED
                                                                   12/31/03        12/31/02
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:

Net investment income (loss)                                   $      5,383    $      6,461
-------------------------------------------------------------------------------------------
Net realized gain (loss) allocated
from Portfolio                                                      (52,619)        (35,742)
-------------------------------------------------------------------------------------------
Change in net unrealized appreciation
(depreciation) allocated from Portfolio                             209,514        (145,904)
===========================================================================================
    Increase (decrease) in net assets
    from operations                                                 162,278        (175,185)
===========================================================================================

DISTRIBUTIONS TO
SHAREHOLDERS FROM:

Net investment income                                                (5,522)         (6,124)
-------------------------------------------------------------------------------------------
Net realized gain on
investment transactions                                                  --          (7,200)
-------------------------------------------------------------------------------------------
Total distributions to shareholders                                  (5,522)        (13,324)
-------------------------------------------------------------------------------------------
Increase (decrease) from capital
share transactions                                                 (168,592)       (171,948)
===========================================================================================
    Total increase (decrease) in
    net assets                                                      (11,836)       (360,457)
===========================================================================================

NET ASSETS:

Beginning of period                                                 705,332       1,065,789
===========================================================================================
End of period                                                  $    693,496    $    705,332
===========================================================================================
Accumulated undistributed
(overdistributed) net
investment income                                              $       (191)   $        (52)
===========================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
J.P. Morgan Mutual Fund Group ("JPMMFG" or the "Trust") was organized on May 11, 1987 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end management investment company. JPMorgan Growth and Income Fund ("GIF" or the "Fund") is a separate series of the Trust. The Fund offers Class A, Class B, Class C and Select shares.

JPMMFG was formerly named Mutual Fund Group. The name change went into effect May 1, 2003.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Select Class shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Fund's prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund utilizes a Master Feeder Fund Structure and seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio") which, like the Fund, is an open-end management investment company having the same investment objective as the Fund. As of December 31, 2003, the Fund owned 61.9% of the net assets of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

A. VALUATION OF INVESTMENTS -- The Fund records its investments in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to the Portfolio's financial statements.

B. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements allocated from the Portfolio.

C. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

D. FEDERAL INCOME TAXES -- The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income tax or excise tax is necessary.

E. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

F. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. DISTRIBUTION FEE -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of the Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, Class B, and Class C shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets of 0.25% for Class A shares and 0.75% for Class B and Class C shares, respectively.

In addition, JPMFD receives the contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in Note 3.D.

B. SHAREHOLDER SERVICING FEE -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Fund with JPMCB under which JPMCB provides account administration and personal account maintenance service to shareholders. For performing these services, JPMCB receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets of each share class.

JPMCB may enter into contracts with certain entities under which it will pay all or a portion of the annual fee to such entities for performing shareholder and administrative services.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and the Trusts are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Fund available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trusts and JPMCB are terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived fees as outlined in Note 3.D.

C. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate equal to 0.10% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.025% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Fund's sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentage of its respective average daily net assets of 1.30%, 1.80%, 1.80%, and 0.90% of class A, Class B, Class C, and Select class shares, respectively.

The expense limitation percentages are due to expire April 30, 2005.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.D.

D. WAIVERS AND REIMBURSEMENTS -- For the year ended December 31, 2003, the Fund's vendors waived fees and the Administrator contractually reimbursed expenses as follows (amounts in thousands):

                                                   CONTRACTUAL WAIVERS
                                          ---------------------------------------
                                                           SHAREHOLDER                 CONTRACTUAL
                                          ADMINISTRATION     SERVICING      TOTAL   REIMBURSEMENTS
                                               $     699      $    350   $  1,049         $     17
--------------------------------------------------------------------------------------------------

E. OTHER Certain officers of the Trusts are officers of JPMorgan or of BISYS or their subsidiaries.

4. CLASS SPECIFIC EXPENSES
The Fund's class specific expenses for the year ended December 31, 2003, are as follows (amounts in thousands):

                                                                  SHAREHOLDER
                                                                    SERVICING   DISTRIBUTION   TRANSFER AGENT
Class A                                                             $   1,548     $    1,548        $   2,079
-------------------------------------------------------------------------------------------------------------
Class B                                                                   184            552              247
-------------------------------------------------------------------------------------------------------------
Class C                                                                    13             40               18
-------------------------------------------------------------------------------------------------------------
Select                                                                      2             --               19
=============================================================================================================
                                                                    $   1,747     $    2,140        $   2,363
-------------------------------------------------------------------------------------------------------------

5. CLASS SPECIFIC DISTRIBUTIONS
The Fund's class specific distributions from net investment income and realized gain on investment transactions for the year ended December 31, 2003, and the year ended December 31, 2002, are as follows (amounts in thousands):

                                               YEAR ENDED 12/31/03                   YEAR ENDED 12/31/02
                                       -----------------------------------------------------------------------
                                                     NET                                   NET
                                       INVESTMENT INCOME   REALIZED GAIN     INVESTMENT INCOME   REALIZED GAIN
Class A                                        $   5,191        $     --             $   5,792        $  6,083
--------------------------------------------------------------------------------------------------------------
Class B                                              293              --                   283           1,041
--------------------------------------------------------------------------------------------------------------
Class C                                               27              --                    21              52
--------------------------------------------------------------------------------------------------------------
Select                                                11              --                    28              24
--------------------------------------------------------------------------------------------------------------
                                               $   5,522        $     --             $   6,124        $  7,200
--------------------------------------------------------------------------------------------------------------

6. FEDERAL INCOME TAX MATTERS
The tax character of distributions paid during the period ended December 31, 2003 and December 31, 2002 were as follows (amounts in thousands):

                                                                   LONG-TERM
                                                   ORDINARY          CAPITAL       RETURN OF             TOTAL
PERIOD ENDED                                         INCOME             GAIN         CAPITAL     DISTRIBUTIONS
December 31, 2003                                   $ 5,522          $    --          $   --          $  5,522
--------------------------------------------------------------------------------------------------------------
December 31, 2002                                   $ 6,124          $ 7,200          $   --          $ 13,324
--------------------------------------------------------------------------------------------------------------

Current distributable
ordinary income                                 $      74
---------------------------------------------------------
Plus/Less: cumulative timing
differences                                          (265)
---------------------------------------------------------
Undistributed ordinary
income or overdistribution of
ordinary income                                 $    (191)
---------------------------------------------------------
Current distributable long-term
capital gain or (tax basis
capital loss carryover)                         $ (78,346)
---------------------------------------------------------
Plus/Less: cumulative timing
differences                                            --
---------------------------------------------------------
Undistributed long-term gains/
accumulated capital loss                        $ (78,346)
---------------------------------------------------------
Unrealized appreciation
(depreciation)                                  $        *
---------------------------------------------------------

* The Net Unrealized appreciation/ depreciation of the fund's investment in the Portfolio consists of an allocated portion of the Portfolio appreciation/ depreciation.

The cummulative timing difference account primarily consists of deferred compensation.

At December 31, 2003, the Fund had a capital loss carryover, which will be available to offset future capital gains. To the extent that any net capital loss carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to the shareholders (amounts in thousand):

                            AMOUNT   EXPIRATION DATE
                         $   7,204        12/31/2010
----------------------------------------------------
                         $  71,142        12/31/2011
----------------------------------------------------
 Total                   $  78,346
----------------------------------------------------

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has no post-October realized losses.

7. BANK BORROWINGS
Pursuant to a Line of Credit Agreement dated April 17, 2003, the Fund may borrow money for temporary or emergency purposes. The Fund has entered into the agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to the Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Fund also pays a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 15, 2004.

Prior to April 17, 2003, the Fund had entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $400 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement expired on April 16, 2003. The commitment fee is included in Other expenses on the Statement of Operations.

The Fund had no borrowings outstanding at December 31, 2003, nor at anytime during the year then ended.

8. CONCENTRATIONS AND INDEMNIFICATIONS
From time to time, the Fund may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund can expect the risk of loss to be remote.

9. SUBSEQUENT EVENT
On January 14, 2004, J.P. Morgan Chase and Co. and Bank One Corp. announced they have entered into an agreement and plan of merger. The merger is subject to the approval of the shareholders of both institutions as well as U.S. federal and state and foreign regulatory authorities. Completion of the transaction is expected to occur in mid-2004.

                                        10. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

                                                                                   YEAR ENDED         YEAR ENDED
                                                                            DECEMBER 31, 2003  DECEMBER 31, 2002
CLASS A SHARES

AMOUNT

    Shares sold                                                                   $    21,322        $    72,477
----------------------------------------------------------------------------------------------------------------
    Shares issued in reinvestment
    of distributions                                                                    4,804             11,008
----------------------------------------------------------------------------------------------------------------
    Shares redeemed                                                                  (170,999)          (184,897)
================================================================================================================
    Net increase (decrease) in Fund
    shares outstanding                                                            $  (144,873)       $  (101,412)
================================================================================================================
SHARES

    Shares sold                                                                           894              2,747
----------------------------------------------------------------------------------------------------------------
    Shares issued in reinvestment
    of distributions                                                                      192                431
----------------------------------------------------------------------------------------------------------------
    Shares redeemed                                                                    (6,581)            (7,168)
================================================================================================================
    Net increase (decrease) in Fund
    shares outstanding                                                                 (5,495)            (3,990)
================================================================================================================

CLASS B SHARES

AMOUNT

    Shares sold                                                                   $     3,700        $     4,255
----------------------------------------------------------------------------------------------------------------
    Shares issued in reinvestment
    of distributions                                                                      265              1,209
----------------------------------------------------------------------------------------------------------------
    Shares redeemed                                                                   (28,062)           (73,250)
================================================================================================================
    Net increase (decrease) in Fund
    shares outstanding                                                            $   (24,097)       $   (67,786)
================================================================================================================
SHARES

    Shares sold                                                                           148                163
----------------------------------------------------------------------------------------------------------------
    Shares issued in reinvestment
    of distributions                                                                       11                 48
----------------------------------------------------------------------------------------------------------------
    Shares redeemed                                                                    (1,189)            (2,855)
================================================================================================================
    Net increase (decrease) in Fund
    shares outstanding                                                                 (1,030)            (2,644)
================================================================================================================

                                        10. CAPITAL SHARE TRANSACTIONS

                                                                                   YEAR ENDED         YEAR ENDED
                                                                            DECEMBER 31, 2003  DECEMBER 31, 2002
CLASS C SHARES

AMOUNT

    Shares sold                                                                   $       525        $       696
----------------------------------------------------------------------------------------------------------------
    Shares issued in reinvestment
    of distributions                                                                       24                 69
----------------------------------------------------------------------------------------------------------------
    Shares redeemed                                                                      (833)            (1,835)
================================================================================================================
    Net increase (decrease) in Fund
    shares outstanding                                                            $      (284)       $    (1,070)
================================================================================================================
SHARES

    Shares sold                                                                            22                 28
----------------------------------------------------------------------------------------------------------------
    Shares issued in reinvestment
    of distributions                                                                        1^                 3
----------------------------------------------------------------------------------------------------------------
    Shares redeemed                                                                       (35)               (74)
================================================================================================================
    Net increase (decrease) in Fund
    shares outstanding                                                                    (12)               (43)
================================================================================================================

SELECT SHARES

AMOUNT

    Shares sold                                                                   $       782        $       591
----------------------------------------------------------------------------------------------------------------
    Shares issued in reinvestment
    of distributions                                                                       11                 43
----------------------------------------------------------------------------------------------------------------
    Shares redeemed                                                                      (131)            (2,314)
================================================================================================================
    Net increase (decrease) in Fund
    shares outstanding                                                            $       662        $    (1,680)
================================================================================================================
SHARES

    Shares sold                                                                            30                 20
----------------------------------------------------------------------------------------------------------------
    Shares issued in reinvestment
    of distributions                                                                       --^                 2
----------------------------------------------------------------------------------------------------------------
    Shares redeemed                                                                        (5)              (104)
----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                     25                (82)
================================================================================================================

^ Amount rounds to less than one thousand.

JPMORGAN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS

CLASS A SHARES

                                                      YEAR         YEAR       11/1/01                  YEAR ENDED
                                                     ENDED        ENDED       THROUGH   -----------------------------------------
                                                  12/31/03     12/31/02     12/31/01^     10/31/01       10/31/00       10/31/99
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $    23.31   $    28.83    $    26.95   $    40.71    $      43.65   $      43.24
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                      0.21@        0.21@         0.03         0.19            0.09@          0.18@
    Net gains or losses on securities
    (both realized and unrealized)                    5.88        (5.31)         1.88        (8.04)           3.31           5.07
=================================================================================================================================
    Total from investment operations                  6.09        (5.10)         1.91        (7.85)           3.40           5.25
=================================================================================================================================
LESS DISTRIBUTIONS:
    Dividends from net investment income              0.22         0.21          0.03         0.21            0.03           0.17
    Distributions from capital gains                    --         0.21            --         5.70            6.31           4.67
=================================================================================================================================
    Total distributions                               0.22         0.42          0.03         5.91            6.34           4.84
=================================================================================================================================
Net asset value, end of period                  $    29.18   $    23.31    $    28.83   $    26.95    $      40.71   $      43.65
=================================================================================================================================
TOTAL RETURN(1)(a)                                   26.27%      (17.81)%        7.09%      (21.50)%          8.88%         12.82%

RATIOS/SUPPLEMENTAL DATA:

    Net assets, end of period (millions)        $      610   $      615    $      876   $      833    $      1,131   $      1,385
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
    Net expenses*                                     1.30%        1.30%         1.30%        1.30%           1.30%          1.26%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                      0.83%        0.81%         0.62%        0.59%           0.23%          0.41%
---------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers
    and reimbursements*                               1.45%        1.44%         1.30%        1.32%           1.30%          1.26%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)
    without waivers and reimbursements                0.68%        0.67%         0.62%        0.57%           0.23%          0.41%
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE(a)~                             37%          70%            0%          12%             30%           125%
==================================================================================================================================

  ^ The Fund changed its fiscal year end from October 31 to December 31.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income
    Portfolio, of which the Fund invested all of its investable assets.
  * Includes expenses allocated from portfolio

                                              SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

Caption>
                                                      YEAR         YEAR       11/1/01                  YEAR ENDED
                                                     ENDED        ENDED       THROUGH   -----------------------------------------
                                                  12/31/03     12/31/02     12/31/01^     10/31/01        10/31/00       10/31/99
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $    22.91   $    28.32    $    26.48   $    40.09    $    43.25     $      42.92
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                      0.08@        0.08@         0.01         0.02           (0.11)@        (0.04)@
    Net gains or losses on securities
    (both realized and unrealized)                    5.78        (5.21)         1.83        (7.89)           3.26           5.04
=================================================================================================================================
    Total from investment operations                  5.86        (5.13)         1.84        (7.87)           3.15           5.00
=================================================================================================================================
LESS DISTRIBUTIONS:
    Dividends from net investment income              0.10         0.07            --         0.04              --             --
    Distributions from capital gains                    --         0.21            --         5.70            6.31           4.67
=================================================================================================================================
    Total distributions                               0.10         0.28            --         5.74            6.31           4.67
=================================================================================================================================
Net asset value, end of period                  $    28.67   $    22.91    $    28.32   $    26.48    $      40.09   $      43.25
=================================================================================================================================
TOTAL RETURN(1)(a)                                   25.66%      (18.21)%        6.95%      (21.90)%          8.32%         12.29%

RATIOS/SUPPLEMENTAL DATA:

    Net assets, end of period (millions)        $       76   $       85    $      180   $      185    $        409   $        528
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
    Net expenses*                                     1.80%        1.80%         1.80%        1.80%           1.80%          1.76%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                      0.32%        0.30%         0.12%        0.10%          (0.27)%        (0.09)%
---------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers
    and reimbursements*                               2.00%        1.95%         1.80%        1.82%           1.80%          1.76%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)
    without waivers and reimbursements                0.12%        0.15%         0.12%        0.08%          (0.27)%        (0.09)%
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE(a)~                             37%          70%            0%          12%             30%           125%
=================================================================================================================================

  ^ The Fund changed its fiscal year end from October 31 to December 31.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income
    Portfolio, of which the Fund invested all of its investable assets.
  * Includes expenses allocated from portfolio

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                       YEAR         YEAR       11/1/01                  YEAR ENDED
                                                      ENDED        ENDED       THROUGH   -----------------------------------------
                                                   12/31/03     12/31/02      12/31/01^    10/31/01        10/31/00       10/31/99
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $    22.19   $    27.47    $    25.68   $    39.10    $      42.34   $      42.13
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                      0.08@        0.08@         0.01         0.05           (0.11)@        (0.03)@
    Net gains or losses on securities
    (both realized and unrealized)                    5.59        (5.06)         1.78        (7.70)           3.18           4.94
=================================================================================================================================
    Total from investment operations                  5.67        (4.98)         1.79        (7.65)           3.07           4.91
=================================================================================================================================
LESS DISTRIBUTIONS:
    Dividends from net investment income              0.12         0.09            --         0.07              --           0.03
    Distributions from capital gains                    --         0.21            --         5.70            6.31           4.67
=================================================================================================================================
    Total distributions                               0.12         0.30            --         5.77            6.31           4.70
=================================================================================================================================
Net asset value, end of period                  $    27.74   $    22.19    $    27.47   $    25.68    $      39.10   $      42.34
=================================================================================================================================
TOTAL RETURN(1)(a)                                   25.64%      (18.21%)        6.97%      (21.89%)          8.31%         12.29%

RATIOS/SUPPLEMENTAL DATA:

    Net assets, end of period (millions)        $        6   $        5    $        7   $        7    $          9   $         10
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
    Net expenses*                                     1.80%        1.80%         1.80%        1.80%           1.80%          1.76%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                      0.32%        0.31%         0.12%        0.09%          (0.27%)        (0.07%)
---------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and
    reimbursements*                                   2.00%        1.94%         1.80%        1.82%           1.80%          1.76%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)
    without waivers and reimbursements                0.12%        0.17%         0.12%        0.07%          (0.27%)        (0.07%)
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE(a)~                             37%          70%            0%          12%             30%           125%
=================================================================================================================================

  ^ The Fund changed its fiscal year end from October 31 to December 31.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income
    Portfolio, of which the Fund invested all of its investable assets.
  * Includes expenses allocated from portfolio

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES

                                                       YEAR         YEAR       11/1/01                  YEAR ENDED
                                                      ENDED        ENDED       THROUGH   -----------------------------------------
                                                   12/31/03     12/31/02      12/31/01^    10/31/01        10/31/00       10/31/99
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $    23.98   $    29.64    $    27.72   $    40.99    $      43.89   $      43.43
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                      0.32@        0.32@         0.05         0.14            0.26@          0.35@
    Net gains or losses on securities
    (both realized and unrealized)                    6.05        (5.46)         1.93        (7.53)           3.33           5.12
=================================================================================================================================
    Total from investment operations                  6.37        (5.14)         1.98        (7.39)           3.59           5.47
=================================================================================================================================
LESS DISTRIBUTIONS:
    Dividends from net investment income              0.33         0.31          0.06         0.18            0.18           0.34
    Distributions from capital gains                    --         0.21            --         5.70            6.31           4.67
=================================================================================================================================
    Total distributions                               0.33         0.52          0.06         5.88            6.49           5.01
=================================================================================================================================
Net asset value, end of period                  $    30.02   $    23.98    $    29.64   $    27.72    $      40.99   $      43.89
=================================================================================================================================
TOTAL RETURN(a)                                      26.78%      (17.47%)        7.13%      (20.01%)          9.34%         13.30%

RATIOS/SUPPLEMENTAL DATA:

    Net assets, end of period (millions)        $        1   $       --+   $        3   $        3    $          5   $         15
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
    Net expenses*                                     0.90%        0.90%         0.90%        0.89%           0.89%          0.85%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                      1.22%        1.16%         1.02%        0.93%           0.64%          0.80%
---------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers
    and reimbursements*                               1.00%        1.56%         3.34%        2.07%           0.93%          0.85%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)
    without waivers and reimbursements                1.12%        0.50%        (1.42%)      (0.25%)          0.60%          0.80%
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE(a)~                             37%          70%            0%          12%             30%           125%
=================================================================================================================================

 ^  The Fund changed its fiscal year end from October 31 to December 31.
 @  Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  + Amount rounds to less than one million.
  # Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income
    Portfolio, of which the Fund invested all of its investable assets.

  * Includes expenses allocated from portfolio

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN GROWTH AND INCOME FUND

REPORT OF INDEPENDENT AUDITORS


To the Trustees of J.P. Morgan Mutual Fund Group and Shareholders of JPMorgan Growth and Income Fund:


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Growth and Income Fund (a portfolio of J.P. Morgan Mutual Fund Group)(hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 24, 2004

JPMORGAN FUNDS

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                          POSITIONS                                                    NUMBER OF            OTHER
                          HELD WITH                            PRINCIPAL               PORTFOLIOS IN        DIRECTORSHIPS
                          EACH         TERM OF OFFICE          OCCUPATIONS             JPMORGAN FUND        HELD OUTSIDE
NAME, CONTACT ADDRESS     JPMORGAN     AND LENGTH OF           DURING PAST             COMPLEX(1) OVERSEEN  JPMORGAN FUND
AND YEAR OF BIRTH         TRUST        TIME SERVED             5 YEARS                 BY TRUSTEE           COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

William J. Armstrong;     Trustee      Trustee of Funds that   Retired; Vice           69                   None
522 Fifth Avenue,                      are series of JPMIF     President and
New York, NY 10036;                    since 2001, Funds that  Treasurer of
1941                                   are series of MFSG      Ingersoll-Rand Company
                                       since 1996 and Funds    (manufacturer of
                                       that are series of MFG  industrial equipment)
                                       since 1987.             (1972-2000)

Roland R. Eppley, Jr.;    Trustee      Trustee of Funds that   Retired                 69                   Director, Janel Hydro,
522 Fifth Avenue,                      are series of JPMIF                                                  Inc. (1993-Present)
New York, NY 10036;                    since 2001, Funds that
1932                                   are series of MFSG
                                       since 1996 and Funds
                                       that are series of MFG
                                       since 1989.

Ann Maynard Gray;         Trustee      Since 2001              Vice President of       69                   Director of Duke Energy
522 Fifth Avenue,                                              Capital Cities/ABC,                          Corporation
New York, NY 10036;                                            Inc. (communications)                        (1997-Present); Director
1945                                                           (1986-1998); President                       of Elan Corporation, Plc
                                                               of Diversified                               (pharmaceuticals)
                                                               Publishing Group                             (2001-Present); Director
                                                               (1991-1997)                                  of The Phoenix Companies
                                                                                                            (wealth management)
                                                                                                            (2002-Present)

Matthew Healey;           Trustee and  Trustee of Funds that   Retired; Chief          69                   None
522 Fifth Avenue,         President    are series of of JPMIF  Executive Officer of
New York, NY 10036;       of the       since 1992 and Funds    certain J.P. Morgan
1937                      Board of     that are series of MFG  Fund Trusts
                          Trustees     since 2001 and MFSG     (1982-2001)
                                       since 2001.

Fergus Reid, III;         Trustee and  Trustee of Funds that   Chairman of Lumelite    69                   Trustee of 16 Morgan
522 Fifth Avenue,         Chairman of  are series of JPMIF     Corporation (plastics                        Stanley Funds
New York, NY 10036;       the Board    since 2001, Funds that  manufacturing)                               (1995-Present)
1932                      of Trustees  are series of MFSG      (1985-Present)
                                       since 1996 and Funds
                                       that are series of MFG
                                       since 1987

                         POSITIONS                                                    NUMBER OF            OTHER
                         HELD WITH                            PRINCIPAL               PORTFOLIOS IN        DIRECTORSHIPS
                         EACH         TERM OF OFFICE          OCCUPATIONS             JPMORGAN FUND        HELD OUTSIDE
NAME, CONTACT ADDRESS    JPMORGAN     AND LENGTH OF           DURING PAST             COMPLEX(1) OVERSEEN  JPMORGAN FUND
AND YEAR OF BIRTH        TRUST        TIME SERVED             5 YEARS                 BY TRUSTEE           COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S) (CONTINUED)

James J. Schonbachler;   Trustee      Since 2001              Retired; Managing       69                   None
522 Fifth Avenue,                                             Director of Bankers
New York, NY 10036;                                           Trust Company,
1943                                                          (financial services)
                                                              (1968-1998); Group
                                                              Head and Director of
                                                              Bankers Trust, A.G.,
                                                              Zurich and BT
                                                              Brokerage Corp.
                                                              (financial services)
                                                              (1995-2002)

Robert J. Higgins;       Trustee      Since 2002              Director of             69                   Director of Providian
522 Fifth Avenue,                                             Administration of                            Financial Corp.
New York, NY 10036;                                           the State of Rhode                           (banking) (2002-Present)
1945                                                          Island (2003-
                                                              Present); President -
                                                              Consumer Banking and
                                                              Investment Services
                                                              Fleet Boston Financial
                                                              (1971-2002)

Dr. Matthew Goldstein;   Trustee       Since 2003             Chancellor of the City  69                   Trustee of the Albert
522 Fifth Avenue,                                             University of New                            Einstein School of
New York, NY 10036;                                           York, since                                  Medicine (1998-
1941                                                          September 1, 1999;                           Present); Trustee of
                                                              President, Adelphi                           Bronx Lebanon Hospital
                                                              University (New York)                        Center (1992-Present);
                                                              (1998-1999).                                 Director of New Plan
                                                                                                           Excel Realty Trust, Inc.
                                                                                                           (real estate investment
                                                                                                           company) (2000-
                                                                                                           Present); Director of
                                                                                                           Lincoln Center Institute
                                                                                                           for the Arts in
                                                                                                           Education
                                                                                                           (1999-Present); Director
                                                                                                           of Jewish Community
                                                                                                           Relations Counsel of New
                                                                                                           York, Inc. (2000-
                                                                                                           Present); Director of
                                                                                                           United Way of New York
                                                                                                           City (2002-Present).

                         POSITIONS                                                    NUMBER OF            OTHER
                         HELD WITH                            PRINCIPAL               PORTFOLIOS IN        DIRECTORSHIPS
                         EACH         TERM OF OFFICE          OCCUPATIONS             JPMORGAN FUND        HELD OUTSIDE
NAME, CONTACT ADDRESS    JPMORGAN     AND LENGTH OF           DURING PAST             COMPLEX(1) OVERSEEN  JPMORGAN FUND
AND YEAR OF BIRTH        TRUST        TIME SERVED             5 YEARS                 BY TRUSTEE           COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S) (CONTINUED)

William G. Morton, Jr.;  Trustee      Since 2003              Formerly Chairman       69                   Director of Radio Shack
522 Fifth Avenue,                                             Emeritus (March                              Corporation
New York, NY 10036;                                           2001-October 2002),                          (electronics)
1937                                                          and Chairman and Chief                       (1987-Present); Director
                                                              Executive Officer,                           of the Griswold Company
                                                              Boston Stock Exchange                        (securities brokerage)
                                                              (June 1985-March                             (2002-Present); Director
                                                              2001).                                       of The National Football
                                                                                                           Foundation and College
                                                                                                           Hall of Fame
                                                                                                           (1994-Present); Trustee
                                                                                                           of the Berklee College
                                                                                                           of Music (1998-Present);
                                                                                                           Trustee of the Stratton
                                                                                                           Mountain School
                                                                                                           (2001-Present).

INTERESTED TRUSTEE(S)

Leonard M. Spalding*     Trustee      Trustee of Funds that   Retired; Chief          69                   Director of Glenview
522 Fifth Avenue,                     are series of JPMIF     Executive Officer of                         Trust; Director of Pizza
New York, NY 10036;                   since 2001, Funds that  Chase Mutual Funds                           Magia; Trustee of
1935                                  are series of MFSG      (investment company)                         St.Catherine College
                                      since 1996 and Funds    (1989-1998); Chief                           Trust; Trustee of
                                      that are series of MFG  Investment Executive                         Bellarmine University
                                      since 1998.             of Chase Manhattan                           Trust; Director of
                                                              Private Bank                                 Marion Washington
                                                              (investment                                  Airport Board Trust;
                                                              management)                                  Director of Springfield
                                                              (1990-1995)                                  Washington Economic
                                                                                                           Development Board Trust.

  * Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 13 investment companies.

                           POSITIONS HELD            TERM OF OFFICE
NAME, CONTACT ADDRESS      WITH EACH                 AND LENGTH OF      PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH          JPMORGAN TRUST            TIME SERVED        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
OFFICERS

George Gatch;              President                 Since 2001         Managing Director, J.P. Morgan Investment Management
522 Fifth Avenue,                                                       Inc. (JPMIM); Head of J.P. Morgan Fleming's U.S.
New York, NY 10036;                                                     Mutual Funds and Financial Intermediaries Business
1962                                                                    ("FFI"); he has held numerous positions throughout
                                                                        the firm in business management, marketing and
                                                                        sales.

Patricia A. Maleski;       Treasurer                 Since 2003         Vice President, JPMIM.; Head of FFI and U.S.
522 Fifth Avenue,                                                       Institutional Funds Administration and Board
New York, NY 10036;                                                     Liaison. Prior to joining J.P. Morgan Chase in 2001,
1960                                                                    she was the Vice President of Finance for the
                                                                        Pierpont Group, Inc., a service provider to the
                                                                        board of trustees of the heritage JPMorgan Funds.

Sharon J. Weinberg;        Secretary                 Since 2001         Managing Director, JPMIM; Head of Business and
522 Fifth Avenue,                                                       Product Strategy for FFI; since joining J.P. Morgan
New York, NY 10036;                                                     Chase in 1996, she has held numerous positions
1959                                                                    throughout the asset management business in mutual
                                                                        funds marketing, legal and product development.

Stephen M. Ungerman;       Vice President and        Since 2001         Vice President, JPMIM; Business Head for Vehicle
522 Fifth Avenue,          Assistant Treasurer                          Services Group within Fund Administration; prior to
New York, NY 10036;                                                     joining J.P. Morgan Chase in 2000, he held a number
1953                                                                    of senior management positions in Prudential
                                                                        Insurance Co. of America's asset management
                                                                        business, including Associate General Counsel, Tax
                                                                        Director and Co-head of Fund Administration
                                                                        Department; Mr. Ungerman was also the Assistant
                                                                        Treasurer of all mutual funds managed by Prudential.

Judy R. Bartlett;          Vice President and        Since 2001         Vice President and Assistant General Counsel, JPMIM,
522 Fifth Avenue,          Assistant Secretary                          since September 2000; from August 1998 through
New York, NY 10036;                                                     August 2000, she was an attorney at New York Life
1965                                                                    Insurance Company where she served as Assistant
                                                                        Secretary for the Mainstay Funds.

Joseph J. Bertini;         Vice President and        Since 2001         Vice President and Assistant General Counsel, JPMIM.
522 Fifth Avenue,          Assistant Secretary
New York, NY 10036;
1965

Wayne H. Chan;             Vice President and        Since 2003         Vice President and Assistant General Counsel, JPMIM,
522 Fifth Avenue,          Assistant Secretary                          since September 2002; Mr. Chan was an associate at
New York, NY 10036;                                                     the law firm of Shearman and Sterling LLP from May
1965                                                                    2001 through September 2002; Swidler Berlin Shereff
                                                                        Friedman LLP from June 1999 through May 2001 and
                                                                        Whitman Breed Abbott & Morgan LLP from September
                                                                        1997 through May 1999.

Thomas J. Smith            Vice President and        Since 2002         Managing Director, Head of Compliance for J.P.
522 Fifth Avenue,          Assistant Secretary                          Morgan Chase & Co.'s asset management business in
New York, NY 10036;                                                     the Americas.
1955

                           POSITIONS HELD            TERM OF OFFICE
NAME, CONTACT ADDRESS      WITH EACH                 AND LENGTH OF      PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH          JPMORGAN TRUST            TIME SERVED        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

Paul M. DeRusso            Assistant Treasurer       Since 2001         Vice President, JPMIM; Manger of the Budgeting and
522 Fifth Avenue,                                                       Expense Group of Funds Administration Group.
New York, NY 10036;
1954

Lai Ming Fung              Assistant Treasurer       Since 2001         Associate, JPMIM; Budgeting Analyst for the
522 Fifth Avenue,                                                       Budgeting and Expense Group of Funds Administration
New York, NY 10036;                                                     Group.
1974

Mary D. Squires            Assistant Treasurer       Since 2001         Vice President, JPMIM; Ms. Squires has held numerous
522 Fifth Avenue,                                                       financial and operations positions supporting the
New York, NY 10036;                                                     J.P. Morgan Chase organization complex.
1955

Michael Ciotola            Assistant Treasurer       Since 2003         Director of Financial Services of BISYS Fund
3435 Stelzer Rd.                                                        Services, Inc. since January 2003; held various
Columbus, OH 43219                                                      positions within BISYS since 1998.
1968

Arthur A. Jensen           Assistant Treasurer       Since 2001         Vice President of Financial Services of BISYS Fund
3435 Stelzer Rd.                                                        Services, Inc. since June 2001; formerly Section
Columbus, OH 43219                                                      Manager of Northern Trust Company and Accounting
1966                                                                    Supervisor at Allstate Insurance Company.

Martin R. Dean             Assistant Treasurer       Since 2001         Vice President of Regulatory Services of BISYS Fund
3435 Stelzer Rd.                                                        Services, Inc.
Columbus, OH 43219
1963

Alaina Metz                Assistant Secretary       Since 2001         Chief Administrative Officer of BISYS Fund Services,
3435 Stelzer Rd.                                                        Inc.; formerly, Supervisor of the Blue Sky
Columbus, OH 43219                                                      Department of Alliance Capital Management, L.P.
1967

Ryan M. Louvar;            Assistant Secretary       Since 2003         Counsel of Legal Services, BISYS Fund Services, Inc.
60 State Street,                                                        since 2000; formerly Attorney at Hill, Farrer &
Suite 1300                                                              Burrill LLP from 1999 to 2000 and Knapp Peterson
Boston, MA 02109;                                                       Clarke, PC from 1997 to 1999.
1972

Lisa Hurley                Assistant Secretary       Since 2001         Executive Vice President and General Counsel of
60 State Street,                                                        BISYS Fund Services, Inc.
Suite 1300
Boston, MA 02109
1955

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

JPMorgan Funds

TAX LETTER (UNAUDITED)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended December 31, 2003. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2003. The information necessary to complete your income tax returns for the calendar year ending December 31, 2003 will be received under separate cover.

The following represents the percentage of ordinary income distributions eligible for the dividends received deduction by the Fund for the fiscal year ended December 31, 2003.

                                                          DIVIDENDS
                                                          RECEIVED
 FUND                                                     DEDUCTION
 Growth and Income Fund                                        100%

For the fiscal year ended December 31, 2003, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

For the fiscal year ended December 31, 2003, 95.24% of ordinary income distributions will be treated as qualified dividends.

GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS                                 AS OF DECEMBER 31, 2003
(Amounts in thousands)

SHARES         ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 99.7%

               COMMON STOCKS -- 99.5%

               AEROSPACE -- 2.9%
       137     General Dynamics Corp.                                              $  12,420
       218     United Technologies Corp.                                              20,659
               =============================================================================
                                                                                      33,079
               =============================================================================

               APPAREL -- 1.5%
        51     Nike, Inc., Class B                                                     3,498
       316     VF Corp.                                                               13,673
               =============================================================================
                                                                                      17,171
               =============================================================================

               AUTOMOTIVE -- 0.5%
       155     Genuine Parts Co.                                                       5,129

               BANKING -- 12.3%
       251     Bank of America Corp.                                                  20,163
       339     BB&T Corp.                                                             13,080
       185     FleetBoston Financial Corp.                                             8,053
       312     North Fork Bancorporation, Inc.                                        12,619
       110     PNC Financial Services Group, Inc.                                      6,031
       198     SouthTrust Corp.                                                        6,481
       224     SunTrust Banks, Inc.                                                   16,002
       318     The Bank of New York Co., Inc.                                         10,535
       563     U.S. Bancorp                                                           16,778
       278     Wachovia Corp.                                                         12,938
       256     Wells Fargo & Co.                                                      15,058
               =============================================================================
                                                                                     137,738
               =============================================================================

               BROADCASTING/CABLE -- 1.5%
       328     Cablevision Systems Corp., Class A * (I)                                7,672
       533     Hughes Electronics Corp. *                                              8,826
               =============================================================================
                                                                                      16,498
               =============================================================================

               BUSINESS SERVICES -- 1.2%
       192     Equifax, Inc.                                                           4,699
       353     IMS Health, Inc.                                                        8,778
               =============================================================================
                                                                                      13,477
               =============================================================================

               CHEMICALS -- 1.1%
       112     PPG Industries, Inc.                                                    7,183
       150     The Sherwin-Williams Co.                                                5,211
               =============================================================================
                                                                                      12,394
               =============================================================================

               COMPUTER SOFTWARE -- 1.8%
       429     Computer Associates International, Inc.                             $  11,720
       193     DST Systems, Inc. * (I)                                                 8,056
               =============================================================================
                                                                                      19,776
               =============================================================================

               COMPUTERS/COMPUTER HARDWARE -- 3.0%
       433     Hewlett-Packard Co.                                                     9,942
       135     International Business Machines Corp.                                  12,474
       144     Lexmark International, Inc. *                                          11,324
               =============================================================================
                                                                                      33,740
               =============================================================================

               CONSTRUCTION MATERIALS -- 1.0%
       248     Vulcan Materials Co.                                                   11,774

               CONSUMER PRODUCTS -- 2.2%
       447     Altria Group, Inc.                                                     24,326

               DIVERSIFIED -- 1.0%
       412     Tyco International LTD (Bermuda)                                       10,921

               ENTERTAINMENT/LEISURE -- 0.7%
       186     Carnival Corp.                                                          7,406

               ENVIRONMENTAL SERVICES -- 1.0%
       377     Waste Management, Inc.                                                 11,150

               FINANCIAL SERVICES -- 13.6%
       340     American Express Co.                                                   16,393
     1,084     Citigroup, Inc.                                                        52,635
       364     Freddie Mac                                                            21,240
       217     Golden West Financial Corp.                                            22,392
       175     H & R Block, Inc.                                                       9,684
       199     Janus Capital Group, Inc.                                               3,262
       216     Prudential Financial, Inc.                                              9,018
       152     T. Rowe Price Group, Inc.                                               7,225
       305     Washington Mutual, Inc.                                                12,221
               =============================================================================
                                                                                     154,070
               =============================================================================

               FOOD/BEVERAGE PRODUCTS -- 1.6%
        58     Brown-Forman Corp., Class B                                             5,462
       150     Dean Foods Co. *                                                        4,931
       226     Kraft Foods, Inc., Class A                                              7,284
               =============================================================================
                                                                                      17,677
               =============================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES         ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - CONTINUED

               HEALTH CARE/HEALTH CARE SERVICES -- 1.0%
       117     WellPoint Health Networks, Inc. *                                   $  11,309

               INSURANCE -- 8.6%
       358     American International Group, Inc.                                     23,699
       213     Chubb Corp.                                                            14,478
       117     Marsh & McLennan Companies, Inc.                                        5,622
       315     MGIC Investment Corp.                                                  17,953
       208     Principal Financial Group, Inc.                                         6,872
       264     SAFECO Corp.                                                           10,270
     1,036     Travelers Property Casualty Corp.,
               Class A                                                                17,380
               =============================================================================
                                                                                      96,274
               =============================================================================

               MANUFACTURING -- 0.8%
       148     Cooper Industries LTD, Class A                                          8,545

               METALS/MINING -- 0.7%
       200     Alcoa, Inc.                                                             7,589

               MULTI-MEDIA -- 8.5%
       353     Comcast Corp., Class A *                                               11,589
       159     Gannett Co., Inc.                                                      14,176
       147     Knight Ridder, Inc.                                                    11,373
     1,608     Liberty Media Corp., Class A *                                         19,116
       103     The E.W. Scripps Co., Class A                                           9,668
     1,082     Time Warner, Inc. *                                                    19,470
       217     Viacom, Inc., Class B                                                   9,647
               =============================================================================
                                                                                      95,039
               =============================================================================

               OIL & GAS -- 10.0%
       196     Burlington Resources, Inc.                                             10,871
       266     ChevronTexaco Corp.                                                    22,995
       341     ConocoPhillips                                                         22,353
       214     Devon Energy Corp.                                                     12,265
     1,081     Exxon Mobil Corp.                                                      44,338
               =============================================================================
                                                                                     112,822
               =============================================================================

               PHARMACEUTICALS -- 1.7%
       131     AmerisourceBergen Corp.                                                 7,344
       214     Pfizer, Inc.                                                            7,565
       110     Wyeth                                                                   4,661
               =============================================================================
                                                                                      19,570
               =============================================================================

               PIPELINES -- 1.6%
       299     Kinder Morgan, Inc.                                                 $  17,689

               PRINTING & PUBLISHING -- 0.6%
         9     Washington Post Co., Class B                                            7,281

               REAL ESTATE -- 0.7%
       279     Brookfield Properties Corp. (Canada)                                    8,016

               REAL ESTATE INVESTMENT TRUST -- 0.8%
       220     Public Storage, Inc.                                                    9,541

               RESTAURANTS/FOOD SERVICES -- 1.2%
       303     Outback Steakhouse, Inc.                                               13,413

               RETAILING -- 4.6%
       196     AutoZone, Inc. *                                                       16,710
       145     CarMax, Inc. *                                                          4,492
       404     Circuit City Stores, Inc.                                               4,094
       308     Home Depot, Inc.                                                       10,934
       321     Kroger Co. *                                                            5,942
       409     The TJX Companies, Inc.                                                 9,014
               =============================================================================
                                                                                      51,186
               =============================================================================

               TELECOMMUNICATIONS -- 6.8%
       367     Alltel Corp.                                                           17,081
       321     CenturyTel, Inc.                                                       10,468
       859     SBC Communications, Inc.                                               22,402
       746     Verizon Communications, Inc.                                           26,177
               =============================================================================
                                                                                      76,128
               =============================================================================

               TELECOMMUNICATIONS EQUIPMENT -- 0.6%
       132     QUALCOMM, Inc.                                                          7,103

               TOYS & GAMES -- 1.0%
       584     Mattel, Inc.                                                           11,250

               UTILITIES -- 3.4%
       224     Consolidated Edison, Inc.                                               9,639
       194     Dominion Resources, Inc.                                               12,402
       180     DPL, Inc.                                                               3,767

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES         ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - CONTINUED

               UTILITIES -- CONTINUED
       304     Energy East Corp.                                                 $     6,814
       172     FirstEnergy Corp.                                                       6,054
               =============================================================================
                                                                                      38,676
               =============================================================================
               Total Common Stocks                                                 1,117,757
               (Cost $929,367)
               =============================================================================

               PREFERRED STOCKS -- 0.2%
               MULTI-MEDIA -- 0.2%
        60     News Corp. LTD, ADR, (Australia)                                        1,804
               (Cost $1,724)

SHORT-TERM INVESTMENT -- 0.3%

               MONEY MARKET FUND -- 0.3%
     3,318     JPMorgan Prime Money Market Fund (a)                                    3,318
               (Cost $3,318)
               =============================================================================
               Total Investments -- 100.0%                                       $ 1,122,879
               (Cost $934,409)
               =============================================================================

SHARES         COLLATERAL INVESTMENTS
--------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (c)
       521     AIM Short term Investment Co.-Liquid                              $       521
       522     Merrill Lynch Premier Institution
               Money Market Fund                                                         522
               =============================================================================
                                                                                 $     1,043
               =============================================================================

Abbreviations:

*      -- Non-income producing security.
(a) -- Affiliated. Money Market Fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management, Inc.
(c)    -- Investment of cash collateral for portfolio securities on loan.
(l) -- Security, or portion of the security, has been delivered to a counterparty as part of a security lending transaction.
ADR    -- American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                      AS OF DECEMBER 31, 2003

(Amounts in thousands)

ASSETS:

Investment securities, at value                                     $  1,122,879
--------------------------------------------------------------------------------
Investments held as collateral for
securities lending program                                                 1,043
--------------------------------------------------------------------------------
Cash                                                                          32
--------------------------------------------------------------------------------
Receivables:
--------------------------------------------------------------------------------
    Interest and dividends                                                 1,294
--------------------------------------------------------------------------------
    Security lending (net)                                                     4
--------------------------------------------------------------------------------
    Expense reimbursements                                                     1
================================================================================
Total Assets                                                           1,125,253
================================================================================

LIABILITIES:

Payables:

    Collateral for securities
    lending program                                                        1,043
--------------------------------------------------------------------------------
Accrued liabilities:
--------------------------------------------------------------------------------
    Investment advisory fees                                                 382
--------------------------------------------------------------------------------
    Administration fees                                                       48
--------------------------------------------------------------------------------
    Custodian fees                                                             4
--------------------------------------------------------------------------------
    Trustees' fees - deferred
    compensation plan                                                        176
--------------------------------------------------------------------------------
    Other                                                                     50
--------------------------------------------------------------------------------
 Total Liabilities                                                         1,703
================================================================================
 NET ASSETS APPLICABLE TO
 INVESTORS' BENEFICIAL INTERESTS                                    $  1,123,550
================================================================================
 Cost of investments                                                $    934,409
================================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                     FOR THE YEAR ENDED DECEMBER 31, 2003

(Amounts in thousands)

INVESTMENT INCOME:

Dividend                                                            $     22,423
--------------------------------------------------------------------------------
Dividend income from affiliated
investments*                                                                 295
--------------------------------------------------------------------------------
Securities lending (net)                                                      41
--------------------------------------------------------------------------------
Foreign taxes withheld                                                       (22)
================================================================================
Total investment income                                                   22,737
================================================================================

EXPENSES:

Investment advisory fees                                                   4,286
--------------------------------------------------------------------------------
Administration fees                                                          536
--------------------------------------------------------------------------------
Custodian fees                                                                21
--------------------------------------------------------------------------------
Accounting fees                                                               17
--------------------------------------------------------------------------------
Professional fees                                                             87
--------------------------------------------------------------------------------
Trustees' fees                                                                 6
--------------------------------------------------------------------------------
Other                                                                         15
================================================================================
Total expenses                                                             4,968
================================================================================
Net investment income (loss)                                              17,769
================================================================================

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on
transactions from investments                                            (85,558)
--------------------------------------------------------------------------------
Change in net unrealized
appreciation (depreciation)
of investments                                                           328,402
================================================================================
Net realized and unrealized gain
(loss) on investments                                                    242,844
================================================================================
Net increase (decrease) in
net assets from operations                                          $    260,613
================================================================================
*   Includes reimbursements of
    investment advisory and
    administration fees:                                            $         44
================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                FOR THE PERIODS INDICATED

(Amounts in thousands)

                                                                 YEAR ENDED      YEAR ENDED
                                                                   12/31/03        12/31/02
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:

Net investment income (loss)                                   $     17,769    $     21,760
-------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (85,558)        (68,049)
-------------------------------------------------------------------------------------------
Change in net unrealized appreciation
(depreciation) of investments                                       328,402        (205,933)
===========================================================================================
    Increase (decrease) in net assets
    from operations                                                 260,613        (252,222)
===========================================================================================

TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST:

Contributions                                                        55,219         126,703
-------------------------------------------------------------------------------------------
Withdrawals                                                        (257,032)       (399,691)
-------------------------------------------------------------------------------------------
Increase (decrease) from transactions
in investors' beneficial interest                                  (201,813)       (272,988)
===========================================================================================
    Total increase (decrease) in net
    assets                                                           58,800        (525,210)
===========================================================================================

NET ASSETS:

Beginning of period                                               1,064,750       1,589,960
===========================================================================================
End of period                                                  $  1,123,550    $  1,064,750
===========================================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
Growth and Income Portfolio ("GIP" or the "Portfolio") is separately registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a non-diversified, open end management investment company organized as a trust under the laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the Portfolio.

2. SIGNIFICANT ACCOUNTING PRINCIPLES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities (other than convertible bonds) with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Portfolio applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in its Portfolio by utilizing the quotations of an independent pricing service, unless the Portfolio's advisor, J.P. Morgan Investment Management, Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in prices of indices, securities and exchange rate in other markets in determining fair value as of the time a Fund calculates its net asset value.

B. RESTRICTED AND ILLIQUID SECURITIES -- The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. SECURITIES ON LOAN -- For the Portfolio, the Board of Trustees has approved the lending of securities, through its custodian JPMorgan Chase Bank ("JPMCB"), an affiliate of the Portfolio, acting as lending agent to certain borrowers. By lending investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral received in connection with the loan. The net amount of interest earned, after the rebate and fee, is included in the Statement of Operations as Securities lending (net).

The loans are secured by collateral at least equal, at all times to the value of the securities loaned plus in the case of fixed income securities, any accrued interest thereon. Gain or loss on the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

JPMCB invests the cash collateral on behalf of the Portfolio in accordance with investment guidelines contained in the securities lending agreement. At December 31, 2003, the market value of securities loaned and the amount of collateral received were as follows (amounts in thousands):

                    MARKET VALUE OF       MARKET VALUE OF
                  SECURITIES LOANED   COLLATERAL RECEIVED
                            $ 1,034              $  1,043
---------------------------------------------------------

JPMCB as lending agent received a fee of $22 (amount in thousands) from the Portfolio, which is equal to 0.06% of the average dollar value of loans of U.S. securities outstanding during a given month and 0.1142% of the average dollar value of loans on non-U.S. securities outstanding during a given month.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Portfolio from any loss resulting from a borrower's failure to return a loaned security when due.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld ( if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

E. EXPENSES -- Expenses directly attributable to the Portfolio are charged to the Portfolio; other expenses are allocated on another reasonable basis.

F. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit and pricing services.

G. FEDERAL INCOME TAXES -- The Portfolio intends to continue to qualify as a partnership and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreements, JPMIM acts as the investment advisor to the Portfolio. Prior to September 1, 2003, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"), a wholly owned subsidiary of JPMCB served as the Advisor to the Portfolio. On September 1, 2003, JPMFAM and Robert Fleming Inc., merged into JPMIM. Prior to October 1, 2003, JPMIM was a wholly owned subsidiary of J.P. Morgan Chase & Co. On October 1, 2003, JPMIM became a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. The investment advisory services and personnel providing investment advice have not changed as a result of the merger and ownership change. Neither the merger nor the ownership change constituted an assignment under the 1940 Act or the Investment Advisors Act of 1940. The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.40% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Portfolio in an amount to offset any doubling up of investment advisory and administration fees related to the Portfolio's investment in an affiliated money market fund.

B. CUSTODIAN FEES -- JPMCB provides portfolio custody services for the Portfolio. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by the Portfolio, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

C. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator"), provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.05% of the Portfolio's average daily net assets.

BISYS Fund Services, LP ("BISYS") serves as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

D. OTHER - The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

For the year ended December 31, 2003, the Portfolio did not purchase any securities from brokers/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting each portfolio to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS
For the year ended December 31, 2003, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                               PURCHASES               SALES         PURCHASES            SALES
                                         (EXCLUDING U.S.     (EXCLUDING U.S.           OF U.S.          OF U.S.
                                             GOVERNMENT)         GOVERNMENT)        GOVERNMENT       GOVERNMENT
                                               $ 383,211           $ 554,066           $    --            $  --
---------------------------------------------------------------------------------------------------------------

5. FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2003, were as follows (amounts in thousands):

                                                                        GROSS           GROSS    NET UNREALIZED
                                                   AGGREGATE       UNREALIZED      UNREALIZED      APPRECIATION
                                                        COST     APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                   $ 951,658        $ 189,405        $(18,184)        $ 171,221
---------------------------------------------------------------------------------------------------------------

6. BANK BORROWINGS
Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Portfolio may borrow money for temporary or emergency purposes. The Portfolio has entered into the agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio also pays a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Portfolio. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 15, 2004.

Prior to April 17, 2003, the Portfolio had entered into an agreement, enabling it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $400 million, collectively. Interest was charged to Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio also paid a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Portfolio. This agreement expired on April 16, 2003. The commitment fee is included in Other expenses on the Statement of Operations.

The Portfolio had no borrowings outstanding at December 31, 2003, nor at any time during the period then ended.

7. CONCENTRATIONS AND INDEMNIFICATIONS
In the normal course of business, the Portfolio may enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Fund can expect the risk of loss to be remote.

8. SUBSEQUENT EVENT
On January 14, 2004, J. P. Morgan Chase and Co. and Bank One Corp. announced they have entered into an agreement and plan of merger. The merger is subject to the approval of the shareholders of both institutions as well as U.S. federal and state and foreign regulatory authorities. Completion of the transaction is expected to occur in mid-2004.

SUPPLEMENTARY DATA

                                             YEAR        YEAR        11/1/01                YEAR ENDED
                                             ENDED       ENDED       THROUGH    ---------------------------------
                                           12/31/03    12/31/02     12/31/01*   10/31/01     10/31/00    10/31/99
RATIOS TO AVERAGE NET ASSETS:#

    Net expenses                               0.46%       0.47%        0.46%       0.47%        0.47%       0.47%
-----------------------------------------------------------------------------------------------------------------
    Net investment income (loss)               1.66%       1.64%        1.45%       1.43%        1.05%       1.20%
-----------------------------------------------------------------------------------------------------------------
    Expenses without reimbursements            0.46%       0.47%        0.46%       0.48%        0.47%       0.47%
-----------------------------------------------------------------------------------------------------------------
    Net investment income (loss)
    without reimbursements                     1.66%       1.64%        1.45%       1.42%        1.05%       1.20%
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE(a)                       37%         70%           0%         12%          30%        125%
=================================================================================================================
TOTAL RETURN(a)                                27.5%      (15.9%)        7.1%      (18.7%)        9.1%       14.1%
=================================================================================================================

  * The Portfolio changed its fiscal year end from October 31 to December 31. # Short periods have been annualized.
(a) Not annualized for periods less than one year.

GROWTH AND INCOME PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

To the Trustees and Beneficial Unit Holders of
Growth and Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth and Income Portfolio (the "Portfolio") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 24, 2004

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

CAPITAL GROWTH FUND
DISCIPLINED EQUITY FUND
DIVERSIFIED FUND
DYNAMIC SMALL CAP FUND
EQUITY GROWTH FUND
EQUITY INCOME FUND
GROWTH AND INCOME FUND
MID CAP EQUITY FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH FUND
TRUST SMALL CAP EQUITY FUND
U.S. EQUITY FUND
U.S. SMALL COMPANY FUND
U.S. SMALL COMPANY OPPORTUNITIES FUND
VALUE OPPORTUNITIES FUND

INTERNATIONAL EQUITY FUNDS

FLEMING ASIA EQUITY FUND
FLEMING EMERGING MARKETS EQUITY FUND
FLEMING EUROPEAN FUND
FLEMING INTERNATIONAL EQUITY FUND
FLEMING INTERNATIONAL GROWTH FUND
FLEMING INTERNATIONAL OPPORTUNITIES FUND
FLEMING INTERNATIONAL VALUE FUND
FLEMING JAPAN FUND

SPECIALTY FUNDS

GLOBAL 50 FUND
GLOBAL HEALTHCARE FUND
MARKET NEUTRAL FUND

TAX AWARE FUNDS

FLEMING TAX AWARE INTERNATIONAL
   OPPORTUNITIES FUND
TAX AWARE DISCIPLINED EQUITY FUND
TAX AWARE ENHANCED INCOME FUND
TAX AWARE LARGE CAP GROWTH FUND
TAX AWARE LARGE CAP VALUE FUND
TAX AWARE SHORT-INTERMEDIATE INCOME FUND
TAX AWARE U.S. EQUITY FUND

INCOME FUNDS

BOND FUND
BOND FUND II
ENHANCED INCOME FUND
FLEMING EMERGING MARKETS DEBT FUND
GLOBAL STRATEGIC INCOME FUND
SHORT TERM BOND FUND
SHORT TERM BOND FUND II
STRATEGIC INCOME FUND
U.S. TREASURY INCOME FUND

TAX FREE FUNDS

CALIFORNIA BOND FUND
INTERMEDIATE TAX FREE INCOME FUND
NEW JERSEY TAX FREE INCOME FUND
NEW YORK INTERMEDIATE TAX FREE INCOME FUND
TAX FREE INCOME FUND

MONEY MARKET FUNDS

100% U.S. TREASURY SECURITIES
   MONEY MARKET FUND
CALIFORNIA TAX FREE MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
LIQUID ASSETS MONEY MARKET FUND
NEW YORK TAX FREE MONEY MARKET FUND
PRIME MONEY MARKET FUND
TAX FREE MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

               FUNDS MAY BE REGISTERED UNDER SEPARATE REGISTRANTS.

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[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact yourJPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

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JPMorgan Funds Fulfillment Center                                   PRSRT STD
    600 North Bedford Street                                      U.S. POSTAGE
   East Bridgewater, MA 02333                                         PAID
                                                                   PERMIT 2891
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(C)J.P. Morgan Chase & Co., 2004 All rights reserved. February 2004.
                                                                     AN-GIF-1203
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ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-348-4782.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                 (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

         (2) If the registrant provides the disclosure required by paragraph
              (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                 (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES OF AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

         (3) If the registrant provides the disclosure required by paragraph
              (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $33,485 in 2002 and $35,798 in 2003.

(b) AUDIT-RELATED FEES. There were no audit-related fees for the Registrant during the Reporting Periods.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliates, which required pre-approval by the Audit Committee were $8,277,000 from May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).


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(c) TAX FEES. The aggregate fees billed to the Registrant in the Reporting
Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $8,700 in 2002 and $9,000 in 2003. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

There were no fees billed for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003.

(d) ALL OTHER FEES. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, or services provided to Service Affiliates which were required to be pre-approved on or after May 6, 2003 until December 31, 2003, other than the services reported above.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In addition to pre-approving any services to be provided by the Auditor to the Registrant, the Audit Committee considers and approves any non-audit services to be provided to the Service Affiliates by the Auditor and the fees to be charged for such non-audit services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. The Chairman of the Audit Committee has been given the authority to pre-approve permissible non-audit services.

(g) NON-AUDIT FEES. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $46.4 million in 2002 and $28.3 million in 2003.

(h) AUDITOR INDEPENDENCE. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEMS 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.


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ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
         Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.


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                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Growth & Income Portfolio
            --------------------------------------------------------------------

By (Signature and Title)*          /s/ Patricia A. Maleski
                         -------------------------------------------------------
                                            Patricia A. Maleski, Treasurer

Date                               March 5, 2004
     ---------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Patricia A. Maleski
                          ------------------------------------------------------
                                        Patricia A. Maleski, Treasurer

Date                               March 5, 2004
     ---------------------------------------------------------------------------

By (Signature and Title)*          /s/ George C.W. Gatch
                         -------------------------------------------------------
                                           George C.W. Gatch, President

Date                               March 5, 2004
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.
________________________________________________________________________________